PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INCOME
Interest on loans									$ 3,342	$ 2,983	$ 2,721
Total income	$ 3,121	$ 3,158	$ 2,943	$ 2,832	$ 2,696	$ 2,482	$ 2,267	$ 2,225	12,054	9,670	7,646
OTHER OPERATING EXPENSE	1,038	897	954	901	957	907	957	892	3,790	3,713	3,739
Income before income taxes	848	1,012	877	990	836	867	751	799	3,727	3,253	2,485
Income tax benefit	233	265	192	242	243	233	355	297	932	1,128	848
NET INCOME	$ 615	$ 747	$ 685	$ 748	$ 593	$ 634	$ 396	$ 502	2,795	2,125	1,637
Parent Company [Member]
INCOME
Interest on loans									109	94	55
Dividend from subsidiary									2,450	1,600	1,300
Interest-earning deposits with subsidiary bank									3	2	2
Total income									2,562	1,696	1,357
OTHER OPERATING EXPENSE									129	127	121
Income before equity in undistributed earnings of subsidiary									2,433	1,569	1,236
Equity in undistributed earnings of subsidiary									329	540	344
Income before income taxes									2,762	2,109	1,580
Income tax benefit									(33)	(16)	(57)
NET INCOME									$ 2,795	$ 2,125	$ 1,637